Submission	Aug. 18, 2026
Submission [Line Items]
Central Index Key	0001824502
Registrant Name	Archer Aviation Inc.
Registration File Number	333-284812
Form Type	S-3
Submission Type	424B7
Fee Exhibit Type	EX-FILING FEES